As filed with the Securities and Exchange Commission on May 13, 2011
Securities Act File No. 33-61254
Investment Company Act File No. 811-07644

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 23	☑
GABELLI CAPITAL SERIES FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
One Corporate Center, Rye, New York 10580-1422
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: 1-800-422-3554
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and Address of Agent for Service)
Copies to:

Bruce N. Alpert	Rose F. DiMartino, Esq.
Gabelli Capital Series Funds, Inc.	Willkie Farr & Gallagher LLP
One Corporate Center	787 Seventh Avenue
Rye, New York 10580-1422	New York, New York 10019-6099
Continuous
(Approximate Date of Proposed Offering)
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b); or

☑	on May 13, 2011 pursuant to paragraph (b); or

☐	60 days after filing pursuant to paragraph (a)(1); or

☐	on __________ pursuant to paragraph (a)(1); or

☐	75 days after filing pursuant to paragraph (a)(2); or

☐	on __________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Common Stock, par value $0.001 per share.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI CAPITAL SERIES FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 13th day of May, 2011.

GABELLI CAPITAL SERIES FUNDS, INC.
By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 21 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mario J. Gabelli*	Chairman of the Board	May 13, 2011
Mario J. Gabelli	and Chief Investment Officer

/s/ Bruce N. Alpert	President	May 13, 2011
Bruce N. Alpert	(Principal Executive Officer)

/s/ Agnes Mullady	Treasurer	May 13, 2011
Agnes Mullady	(Principal Financial and Accounting Officer)

Anthony J. Colavita* Anthony J. Colavita	Director	May 13, 2011

Arthur V. Ferrara* Arthur V. Ferrara	Director	May 13, 2011

Anthony R. Pustorino* Anthony R. Pustorino	Director	May 13, 2011

Werner J. Roeder* Werner J. Roeder	Director	May 13, 2011

Anthonie C. van Ekris* Anthonie C. van Ekris	Director	May 13, 2011

*By:	/s/ Bruce N. Alpert Bruce N. Alpert
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase